Share capital (Tables)	12 Months Ended
Jun. 30, 2026
Share capital
Schedule of share capital

	Number of ordinary shares
	Year ended	Year ended
	30 June 2026	30 June 2025
Balance at beginning of year	139,438,971	109,832,217
Expenses settled in shares	—	170,000
Shares issued in relation to acquisition	—	150,000
Issued for cash	55,369,010	29,286,754
In issue at 30 June – fully paid (par value 1.0p)	194,807,981	139,438,971

	Ordinary share capital
	Year ended	Year ended
	30 June 2026	30 June 2025
	US$’000	US$’000
Balance at beginning of year	1,739	1,346
Expenses settled in shares	—	2
Shares issued in relation to acquisition	—	2
Share issues	743	389
Balance at end of year	2,482	1,739

16.Share capital (continued)

	Share premium
	Year ended	Year ended
	30 June 2026	30 June 2025
	US$’000	US$’000
Balance at beginning of year	17,557	9,680
Expenses settled in shares	—	61
Shares issued in relation to acquisition	—	63
Share issues	89,643	7,882
Expenses relating to share issues	(6,388)	(129)
Balance at 30 June	100,812	17,557